Consolidated Statement of Changes In Shareholders'/Members' Equity (USD $)	Total	Members' Equity [Member]	Common stock [Member]	Accumulated Deficit [Member]	Predecessor [Member]	Predecessor [Member] RSP [Member]	Predecessor [Member] Rising Star [Member]
Total Members' Equity, beginning balance at Dec. 31, 2010					$ 186,763,000	$ 178,104,000	$ 8,659,000
Stockholders' Equity/Members' Equity [Roll Forward]
Net income (loss)					131,172,000	122,400,000	8,772,000
Total Members' Equity, ending balance at Dec. 31, 2011					317,935,000	300,504,000	17,431,000
Stockholders' Equity/Members' Equity [Roll Forward]
Net income (loss)					6,564,000
Total Members' Equity, ending balance at Mar. 31, 2012
Total Members' Equity, beginning balance at Dec. 31, 2011					317,935,000	300,504,000	17,431,000
Stockholders' Equity/Members' Equity [Roll Forward]
Net income (loss)					35,908,000	34,461,000	1,447,000
Total Members' Equity, ending balance at Dec. 31, 2012					353,843,000	334,965,000	18,878,000
Total Members' Equity, beginning balance at Sep. 30, 2012
Stockholders' Equity/Members' Equity [Roll Forward]
Net income (loss)					(2,695,000)
Total Members' Equity, ending balance at Dec. 31, 2012					353,843,000
Stockholders' Equity/Members' Equity [Roll Forward]
Net income (loss)	12,866,000				12,866,000
Total Members' Equity, ending balance at Mar. 31, 2013
Total Members' Equity, beginning balance at Dec. 31, 2012					353,843,000	334,965,000	18,878,000
Stockholders' Equity/Members' Equity [Roll Forward]
Contributions					300,000	300,000	0
Distributions					(30,000,000)	(30,000,000)	0
Net income (loss)					62,738,000	60,469,000	2,269,000
Total Members' Equity, ending balance at Dec. 31, 2013					386,881,000	365,734,000	21,147,000
Total Members' Equity, beginning balance at Sep. 30, 2013
Stockholders' Equity/Members' Equity [Roll Forward]
Net income (loss)					17,976,000
Total Members' Equity, ending balance at Dec. 31, 2013	386,881,000				386,881,000
Total Stockholders' Equity/Members' Equity, beginning balance at Dec. 31, 2013	386,881,000	386,881,000	0	0
Issued Shares of Common Stock, beginning balance at Dec. 31, 2013	0		0
Stockholders' Equity/Members' Equity [Roll Forward]
Distribution of net assets to predecessor owner, including cash of $1,663	(6,979,000)	(21,147,000)
The corporate reorganization	0	(365,734,000)
RSP Permian Holdco, L.L.C.’s contributions of interests in RSP Permian, L.L.C. in exchange for RSP Permian, Inc.’s common stock, Shares			63,275,000
RSP Permian Holdco, L.L.C.’s contributions of interests in RSP Permian, L.L.C. in exchange for RSP Permian, Inc.’s common stock, Value	0		633,000
Ted Collins, Jr., Wallace Family Partnership, LP, Collins & Wallace Holdings, LLC, Pecos Energy Partners, L.P. and ACTOIL LLC’s contributions in exchange for RSP Permian, Inc.’s common stock	642,436,000
Shares of common stock sold in initial public offering net of offering costs, Shares			9,225,000
Shares of common stock sold in initial public offering net of offering costs, Value	163,144,000		92,000
Equity-based compensation	12,015,000
Net income (loss)	(127,530,000)			(127,530,000)
Total Stockholders' Equity/Members' Equity, ending balance at Mar. 31, 2014	$ 1,069,967,000	$ 0	$ 725,000	$ (127,530,000)
Issued Shares of Common Stock, ending balance at Mar. 31, 2014	72,921,999		72,500,000